Date: 08/19/2022 04:04 AM	Project: Form Type:
Client: __	File: tm2223733d7_invstgrdecrdit.htm Type: Pg: 1 of 16

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 95.6%
		Basic Materials: 2.3%
128,000		Albemarle Corp., 5.050%, 06/01/2032	$125,166	0.0
140,000		Albemarle Corp., 5.650%, 06/01/2052	140,331	0.1
780,000	(1)	Anglo American Capital PLC, 2.625%, 09/10/2030	642,650	0.2
425,000	(1)	Anglo American Capital PLC, 5.625%, 04/01/2030	428,435	0.2
373,000		Dow Chemical Co., 2.100%, 11/15/2030	307,732	0.1
454,000		Dow Chemical Co., 4.375%, 11/15/2042	400,755	0.1
404,000		Dow Chemical Co., 5.550%, 11/30/2048	408,725	0.1
337,000	(1)	Georgia-Pacific LLC, 0.625%, 05/15/2024	316,938	0.1
284,000	(1)	Georgia-Pacific LLC, 2.100%, 04/30/2027	259,905	0.1
73,000	(1)	International Flavors & Fragrances, Inc., 3.468%, 12/01/2050	53,294	0.0
80,000		Mosaic Co/The, 4.875%, 11/15/2041	73,489	0.0
762,000		Mosaic Co/The, 5.450%, 11/15/2033	786,078	0.3
136,000		Mosaic Co/The, 5.625%, 11/15/2043	140,710	0.1
224,000	(1)	Newcrest Finance Pty Ltd., 3.250%, 05/13/2030	198,121	0.1
277,000	(1)	Newcrest Finance Pty Ltd., 4.200%, 05/13/2050	227,913	0.1
258,000		Nucor Corp., 4.300%, 05/23/2027	257,273	0.1
407,000		Nutrien Ltd., 2.950%, 05/13/2030	362,593	0.1
356,000		Nutrien Ltd., 3.950%, 05/13/2050	305,024	0.1
229,000		Rio Tinto Finance USA Ltd., 2.750%, 11/02/2051	167,935	0.1
532,000		RPM International, Inc., 2.950%, 01/15/2032	442,100	0.2
303,000	(1)	South32 Treasury Ltd., 4.350%, 04/14/2032	283,399	0.1
			6,328,566	2.3

		Communications: 8.0%
687,000		Amazon.com, Inc., 3.100%, 05/12/2051	542,013	0.2
467,000		Amazon.com, Inc., 3.250%, 05/12/2061	356,298	0.1
433,000	(2)	Amazon.com, Inc., 3.600%, 04/13/2032	417,387	0.1
211,000		Amazon.com, Inc., 3.950%, 04/13/2052	195,301	0.1
455,000		Amazon.com, Inc., 4.100%, 04/13/2062	412,583	0.1
746,000		AT&T, Inc., 3.500%, 06/01/2041	596,905	0.2
1,501,000		AT&T, Inc., 3.550%, 09/15/2055	1,127,108	0.4
1,302,000		AT&T, Inc., 3.650%, 09/15/2059	978,020	0.4
449,000		AT&T, Inc., 3.800%, 12/01/2057	347,808	0.1
847,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.250%, 02/01/2031	692,655	0.2
562,000		CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	456,954	0.2
507,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.950%, 06/30/2062	339,692	0.1
454,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	360,641	0.1
39,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/2045	37,996	0.0
708,000		Comcast Corp., 2.887%, 11/01/2051	506,706	0.2
898,000		Comcast Corp., 2.937%, 11/01/2056	625,844	0.2
105,000		Comcast Corp., 3.200%, 07/15/2036	89,047	0.0
536,000		Comcast Corp., 3.250%, 11/01/2039	441,385	0.2
305,000		Comcast Corp., 3.900%, 03/01/2038	276,326	0.1
226,000		Comcast Corp., 4.000%, 08/15/2047	195,931	0.1
456,000		Comcast Corp., 5.650%, 06/15/2035	496,879	0.2
146,000		Comcast Corp., 6.500%, 11/15/2035	170,684	0.1
83,000		Discovery Communications LLC, 3.450%, 03/15/2025	80,461	0.0
394,000		Discovery Communications LLC, 4.875%, 04/01/2043	328,723	0.1
409,000		Discovery Communications LLC, 5.300%, 05/15/2049	351,029	0.1
582,000	(1)	NBN Co. Ltd., 1.450%, 05/05/2026	525,706	0.2
615,000	(1)	NBN Co. Ltd., 2.500%, 01/08/2032	516,735	0.2
237,000		Orange SA, 9.000%, 03/01/2031	306,162	0.1
240,000		Paramount Global, 4.375%, 03/15/2043	186,026	0.1
79,000		Paramount Global, 5.500%, 05/15/2033	76,878	0.0
181,000	(3)	Paramount Global, 6.375%, 03/30/2062	161,990	0.1
153,000	(1)	Rogers Communications, Inc., 3.800%, 03/15/2032	140,089	0.0
186,000	(1)	Rogers Communications, Inc., 4.550%, 03/15/2052	163,776	0.1

Date: 08/19/2022 04:04 AM	Project: Form Type:
Client: __	File: tm2223733d7_invstgrdecrdit.htm Type: Pg: 2 of 16

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
235,000		Time Warner Entertainment Co. L.P., 8.375%, 07/15/2033	$272,171	0.1
927,000		T-Mobile USA, Inc., 2.250%, 02/15/2026	835,925	0.3
98,000		T-Mobile USA, Inc., 2.550%, 02/15/2031	82,565	0.0
1,141,000		T-Mobile USA, Inc., 2.625%, 04/15/2026	1,037,591	0.4
283,000		T-Mobile USA, Inc., 2.875%, 02/15/2031	235,484	0.1
266,000		T-Mobile USA, Inc., 3.375%, 04/15/2029	233,523	0.1
193,000		T-Mobile USA, Inc., 3.500%, 04/15/2031	167,035	0.1
175,000		TWDC Enterprises 18 Corp., 3.150%, 09/17/2025	172,355	0.1
239,000		TWDC Enterprises 18 Corp., 4.125%, 06/01/2044	216,691	0.1
685,000		Verizon Communications, Inc., 2.355%, 03/15/2032	568,548	0.2
264,000		Verizon Communications, Inc., 2.650%, 11/20/2040	194,104	0.1
171,000		Verizon Communications, Inc., 3.550%, 03/22/2051	137,392	0.0
1,183,000		Verizon Communications, Inc., 3.700%, 03/22/2061	932,097	0.3
225,000		Verizon Communications, Inc., 4.329%, 09/21/2028	224,008	0.1
202,000		Verizon Communications, Inc., 4.400%, 11/01/2034	193,849	0.1
1,717,000		Verizon Communications, Inc., 4.500%, 08/10/2033	1,676,354	0.6
738,000		Verizon Communications, Inc., 4.812%, 03/15/2039	725,638	0.3
263,000		Vodafone Group PLC, 5.125%, 06/19/2059	242,563	0.1
614,000	(3)	Vodafone Group PLC, 5.125%, 06/04/2081	410,898	0.1
164,000		Walt Disney Co/The, 2.000%, 09/01/2029	141,073	0.1
52,000		Walt Disney Co/The, 4.625%, 03/23/2040	50,868	0.0
394,000		Walt Disney Co/The, 4.750%, 11/15/2046	393,366	0.1
267,000		Walt Disney Co/The, 6.550%, 03/15/2033	309,327	0.1
226,000		Walt Disney Co/The, 8.500%, 02/23/2025	251,459	0.1
			22,206,622	8.0

		Consumer Discretionary: 0.1%
196,000		McDonald's Corp., 5.700%, 02/01/2039	210,439	0.1

		Consumer, Cyclical: 5.7%
66,181	(1)	Alaska Airlines 2020-1 Class A Pass Through Trust, 4.800%, 02/15/2029	65,433	0.0
268,421		American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 03/22/2029	238,322	0.1
147,452		American Airlines 2015-2 Class AA Pass Through Trust, 3.600%, 03/22/2029	136,857	0.1
20,667		American Airlines 2016-1 Class A Pass Through Trust, 4.100%, 07/15/2029	17,987	0.0
71,974		American Airlines 2016-2 Class A Pass Through Trust, 3.650%, 12/15/2029	59,729	0.0
43,036		American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/2029	39,439	0.0
298,715		American Airlines 2016-3 Class AA Pass Through Trust, 3.000%, 04/15/2030	271,434	0.1
627,968		American Airlines 2017-1 Class A Pass Through Trust, 4.000%, 08/15/2030	554,235	0.2
198,465		American Airlines 2017-1 Class AA Pass Through Trust, 3.650%, 08/15/2030	185,450	0.1
331,934		Continental Airlines 2012-2 Class A Pass Through Trust, 4.000%, 04/29/2026	319,303	0.1
205,640		Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	180,322	0.1
437,000	(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	425,031	0.2
432,000	(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	408,410	0.1
400,000		Ford Motor Credit Co. LLC, 3.375%, 11/13/2025	361,448	0.1
279,000		Ford Motor Credit Co. LLC, 5.584%, 03/18/2024	278,130	0.1
263,000		General Motors Co., 5.950%, 04/01/2049	244,760	0.1
590,000		General Motors Co., 6.750%, 04/01/2046	593,214	0.2
581,000		General Motors Financial Co., Inc., 5.000%, 04/09/2027	570,423	0.2
895,000	(1)	Harley-Davidson Financial Services, Inc., 3.050%, 02/14/2027	811,353	0.3
440,000		Hasbro, Inc., 3.000%, 11/19/2024	428,751	0.2
648,000		Home Depot, Inc./The, 2.750%, 09/15/2051	472,390	0.2
152,000	(2)	Home Depot, Inc./The, 3.250%, 04/15/2032	141,765	0.1
427,000		Home Depot, Inc./The, 3.300%, 04/15/2040	363,253	0.1
93,000		Home Depot, Inc./The, 3.625%, 04/15/2052	80,004	0.0
213,000		Lowe's Cos, Inc., 3.750%, 04/01/2032	197,849	0.1
287,000		Lowe's Cos, Inc., 4.250%, 04/01/2052	249,187	0.1
160,000		Lowe's Cos, Inc., 4.450%, 04/01/2062	136,945	0.1
207,000		Lowe's Cos, Inc., 4.650%, 04/15/2042	191,944	0.1
686,000	(1)	Magallanes, Inc., 3.755%, 03/15/2027	644,048	0.2

Date: 08/19/2022 04:04 AM	Project: Form Type:
Client: __	File: tm2223733d7_invstgrdecrdit.htm Type: Pg: 3 of 16

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
402,000	(1)	Magallanes, Inc., 4.279%, 03/15/2032	$359,669	0.1
384,000	(1)	Magallanes, Inc., 5.050%, 03/15/2042	327,296	0.1
1,089,000	(1)	Magallanes, Inc., 5.141%, 03/15/2052	915,477	0.3
161,000	(1)	Magallanes, Inc., 5.391%, 03/15/2062	134,930	0.1
217,000		McDonald's Corp., 4.200%, 04/01/2050	194,307	0.1
279,000	(1)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	275,045	0.1
216,000		O'Reilly Automotive, Inc., 4.700%, 06/15/2032	215,359	0.1
72,000		Target Corp., 2.950%, 01/15/2052	54,618	0.0
377,000		Toyota Motor Credit Corp., 4.450%, 06/29/2029	381,968	0.1
60,159		United Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	59,096	0.0
68,456		United Airlines 2013-1 Class A Pass Through Trust, 4.300%, 02/15/2027	65,543	0.0
364,063		United Airlines 2014-2 Class A Pass Through Trust, 3.750%, 03/03/2028	347,298	0.1
58,716		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	53,748	0.0
221,015		United Airlines 2016-2 Class A Pass Through Trust, 3.100%, 04/07/2030	189,341	0.1
41,695		United Airlines 2018-1 Class A Pass Through Trust, 3.700%, 09/01/2031	36,964	0.0
15,944		United Airlines 2019-1 Class A Pass Through Trust, 4.550%, 02/25/2033	14,291	0.0
850,568		United Airlines 2020-1 Class A Pass Through Trust, 5.875%, 04/15/2029	837,214	0.3
664,684		US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	663,306	0.2
1,144,344		US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/2026	1,054,074	0.4
726,765		US Airways 2013-1 Class A Pass Through Trust, 3.950%, 05/15/2027	662,585	0.2
363,000		WW Grainger, Inc., 3.750%, 05/15/2046	308,301	0.1
			15,817,846	5.7

		Consumer, Non-cyclical: 14.9%
427,000		AbbVie, Inc., 3.200%, 05/14/2026	412,087	0.1
488,000		AbbVie, Inc., 3.200%, 11/21/2029	449,322	0.2
783,000		AbbVie, Inc., 4.050%, 11/21/2039	699,544	0.3
281,000		AbbVie, Inc., 4.250%, 11/21/2049	249,934	0.1
23,000		AbbVie, Inc., 4.450%, 05/14/2046	20,915	0.0
489,000		AbbVie, Inc., 4.500%, 05/14/2035	475,361	0.2
389,000		AbbVie, Inc., 4.625%, 10/01/2042	360,401	0.1
502,000		Altria Group, Inc., 2.450%, 02/04/2032	378,579	0.1
453,000		Altria Group, Inc., 3.400%, 05/06/2030	384,686	0.1
328,000		Altria Group, Inc., 3.700%, 02/04/2051	210,149	0.1
58,000		Altria Group, Inc., 4.800%, 02/14/2029	55,182	0.0
369,000		Amgen, Inc., 2.200%, 02/21/2027	339,123	0.1
95,000		Amgen, Inc., 2.300%, 02/25/2031	80,855	0.0
296,000		Amgen, Inc., 2.450%, 02/21/2030	258,395	0.1
596,000		Amgen, Inc., 3.150%, 02/21/2040	472,177	0.2
187,000		Amgen, Inc., 4.200%, 02/22/2052	164,369	0.1
913,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 3.650%, 02/01/2026	899,639	0.3
1,428,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	1,344,841	0.5
605,000		Anheuser-Busch InBev Worldwide, Inc., 4.375%, 04/15/2038	555,891	0.2
547,000		Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048	480,975	0.2
468,000		Anheuser-Busch InBev Worldwide, Inc., 4.750%, 01/23/2029	476,595	0.2
238,000		Anheuser-Busch InBev Worldwide, Inc., 5.550%, 01/23/2049	243,584	0.1
1,260,000		BAT Capital Corp., 2.726%, 03/25/2031	999,237	0.4
644,000		BAT Capital Corp., 3.984%, 09/25/2050	444,836	0.2
221,000		Baxter International, Inc., 1.915%, 02/01/2027	198,093	0.1
146,000		Boston Scientific Corp., 4.700%, 03/01/2049	139,816	0.0
373,000		Bristol-Myers Squibb Co., 3.200%, 06/15/2026	368,378	0.1
733,000		Bristol-Myers Squibb Co., 3.700%, 03/15/2052	634,195	0.2
106,000		Bristol-Myers Squibb Co., 3.900%, 03/15/2062	92,164	0.0
235,000		Bristol-Myers Squibb Co., 4.250%, 10/26/2049	221,251	0.1
282,000		Bristol-Myers Squibb Co., 4.550%, 02/20/2048	276,634	0.1

Date: 08/19/2022 04:04 AM	Project: Form Type:
Client: __	File: tm2223733d7_invstgrdecrdit.htm Type: Pg: 4 of 16

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
213,000	(1)	Cargill, Inc., 2.125%, 04/23/2030	$182,661	0.1
92,000	(1)	Cargill, Inc., 3.125%, 05/25/2051	70,974	0.0
116,000	(1),(2)	Cargill, Inc., 4.000%, 06/22/2032	113,654	0.0
154,000		Centene Corp., 2.450%, 07/15/2028	128,857	0.0
597,000		Cigna Corp., 3.200%, 03/15/2040	472,272	0.2
181,000		Cigna Corp., 3.400%, 03/15/2050	138,534	0.0
104,000		Cigna Corp., 4.125%, 11/15/2025	104,272	0.0
768,000		Cigna Corp., 4.800%, 08/15/2038	748,371	0.3
286,000		Cigna Corp., 4.900%, 12/15/2048	275,194	0.1
565,000	(1)	Coca-Cola Europacific Partners PLC, 0.500%, 05/05/2023	549,387	0.2
807,000	(1)	Coca-Cola Europacific Partners PLC, 1.500%, 01/15/2027	716,689	0.3
321,000	(1)	CSL Finance PLC, 4.250%, 04/27/2032	315,020	0.1
418,000	(1)	CSL Finance PLC, 4.625%, 04/27/2042	402,533	0.1
381,000	(1)	CSL Finance PLC, 4.750%, 04/27/2052	368,750	0.1
205,000	(1)	CSL Finance PLC, 4.950%, 04/27/2062	196,855	0.1
88,000		CVS Health Corp., 1.300%, 08/21/2027	75,893	0.0
266,000		CVS Health Corp., 2.700%, 08/21/2040	192,481	0.1
401,000		CVS Health Corp., 4.300%, 03/25/2028	397,155	0.1
1,220,000		CVS Health Corp., 4.780%, 03/25/2038	1,156,771	0.4
369,000		CVS Health Corp., 5.050%, 03/25/2048	353,756	0.1
864,000	(1)	Danone SA, 2.589%, 11/02/2023	854,360	0.3
224,000		Diageo Capital PLC, 2.125%, 10/24/2024	216,266	0.1
662,000	(2)	Diageo Capital PLC, 3.500%, 09/18/2023	664,543	0.2
340,000		Elevance Health, Inc., 2.875%, 09/15/2029	306,636	0.1
232,000		Elevance Health, Inc., 4.100%, 05/15/2032	226,009	0.1
87,000		Elevance Health, Inc., 4.550%, 05/15/2052	82,033	0.0
274,000		Elevance Health, Inc., 4.625%, 05/15/2042	260,701	0.1
193,000		Elevance Health, Inc., 5.100%, 01/15/2044	193,439	0.1
689,000		Gilead Sciences, Inc., 3.500%, 02/01/2025	681,521	0.2
834,000		Global Payments, Inc., 4.450%, 06/01/2028	803,415	0.3
219,000	(1)	HCA, Inc., 3.375%, 03/15/2029	192,832	0.1
571,000		HCA, Inc., 3.500%, 09/01/2030	487,408	0.2
191,000	(1)	HCA, Inc., 3.625%, 03/15/2032	161,347	0.1
472,000		HCA, Inc., 4.125%, 06/15/2029	430,815	0.2
229,000	(1)	HCA, Inc., 4.625%, 03/15/2052	183,560	0.1
495,000		HCA, Inc., 5.250%, 06/15/2049	427,333	0.2
67,000		HCA, Inc., 5.875%, 02/01/2029	67,183	0.0
431,000		Hershey Co/The, 3.125%, 11/15/2049	343,083	0.1
218,000		Hormel Foods Corp., 3.050%, 06/03/2051	168,387	0.1
326,000		Humana, Inc., 3.700%, 03/23/2029	308,932	0.1
228,000		Humana, Inc., 4.625%, 12/01/2042	212,264	0.1
430,000		J M Smucker Co/The, 2.750%, 09/15/2041	302,250	0.1
267,000		Johnson & Johnson, 2.100%, 09/01/2040	195,556	0.1
354,000		Johnson & Johnson, 3.625%, 03/03/2037	336,047	0.1
152,000		Johnson & Johnson, 3.700%, 03/01/2046	140,281	0.0
333,000		Keurig Dr Pepper, Inc., 4.050%, 04/15/2032	311,980	0.1
434,000		Keurig Dr Pepper, Inc., 4.500%, 04/15/2052	383,601	0.1
178,000		Kraft Heinz Foods Co., 5.000%, 06/04/2042	162,919	0.1
176,000		Kraft Heinz Foods Co., 5.200%, 07/15/2045	163,256	0.1
402,000		Kroger Co/The, 2.200%, 05/01/2030	339,665	0.1
651,000	(1)	Mars, Inc., 2.375%, 07/16/2040	474,675	0.2
125,000		Merck & Co., Inc., 2.750%, 12/10/2051	92,549	0.0
322,000		Merck & Co., Inc., 2.900%, 12/10/2061	229,409	0.1
457,000		Mondelez International, Inc., 2.625%, 03/17/2027	427,775	0.2
316,000		Moody's Corp., 3.750%, 03/24/2025	316,075	0.1
306,000		Moody's Corp., 3.750%, 02/25/2052	250,423	0.1
462,000		Mylan, Inc., 5.200%, 04/15/2048	369,785	0.1
200,000	(1)	Nestle Holdings, Inc., 2.625%, 09/14/2051	149,061	0.1
546,000	(2)	PayPal Holdings, Inc., 3.250%, 06/01/2050	413,240	0.1
530,000	(2)	PayPal Holdings, Inc., 4.400%, 06/01/2032	525,298	0.2
198,000		PayPal Holdings, Inc., 5.050%, 06/01/2052	196,884	0.1
230,000		PayPal Holdings, Inc., 5.250%, 06/01/2062	228,155	0.1
276,000		PerkinElmer, Inc., 3.300%, 09/15/2029	244,911	0.1

Date: 08/19/2022 04:04 AM	Project: Form Type:
Client: __	File: tm2223733d7_invstgrdecrdit.htm Type: Pg: 5 of 16

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
279,000		Quanta Services, Inc., 0.950%, 10/01/2024	$258,264	0.1
248,000		Quanta Services, Inc., 2.350%, 01/15/2032	192,355	0.1
585,000	(1)	Roche Holdings, Inc., 2.076%, 12/13/2031	499,336	0.2
200,000	(1)	Roche Holdings, Inc., 2.607%, 12/13/2051	145,505	0.1
412,000		Royalty Pharma PLC, 1.200%, 09/02/2025	367,736	0.1
1,117,000		Royalty Pharma PLC, 1.750%, 09/02/2027	953,115	0.3
191,000		Royalty Pharma PLC, 3.550%, 09/02/2050	133,745	0.0
74,000		S&P Global, Inc., 1.250%, 08/15/2030	58,641	0.0
417,000	(1)	S&P Global, Inc., 2.450%, 03/01/2027	390,633	0.1
219,000	(1)	S&P Global, Inc., 2.700%, 03/01/2029	199,441	0.1
859,000	(1)	S&P Global, Inc., 2.900%, 03/01/2032	766,204	0.3
314,000	(1)	S&P Global, Inc., 3.700%, 03/01/2052	268,492	0.1
67,000	(1)	S&P Global, Inc., 3.900%, 03/01/2062	56,996	0.0
200,000		Takeda Pharmaceutical Co. Ltd., 3.025%, 07/09/2040	154,273	0.1
200,000		Takeda Pharmaceutical Co. Ltd., 3.375%, 07/09/2060	146,371	0.1
670,000		Takeda Pharmaceutical Co. Ltd., 5.000%, 11/26/2028	683,272	0.2
1,024,000	(1)	Triton Container International Ltd., 0.800%, 08/01/2023	970,743	0.3
507,000		Unilever Capital Corp., 2.625%, 08/12/2051	367,449	0.1
253,000		UnitedHealth Group, Inc., 1.150%, 05/15/2026	229,692	0.1
499,000		UnitedHealth Group, Inc., 2.750%, 05/15/2040	389,466	0.1
242,000		UnitedHealth Group, Inc., 3.050%, 05/15/2041	195,471	0.1
279,000		UnitedHealth Group, Inc., 3.250%, 05/15/2051	219,548	0.1
191,000		UnitedHealth Group, Inc., 3.500%, 08/15/2039	166,844	0.1
39,000		UnitedHealth Group, Inc., 3.750%, 10/15/2047	33,784	0.0
283,000		UnitedHealth Group, Inc., 4.200%, 05/15/2032	283,010	0.1
113,000		UnitedHealth Group, Inc., 4.450%, 12/15/2048	108,757	0.0
71,000		UnitedHealth Group, Inc., 4.750%, 05/15/2052	71,083	0.0
220,000		Viatris, Inc., 3.850%, 06/22/2040	156,152	0.1
154,000		Viatris, Inc., 4.000%, 06/22/2050	103,379	0.0
			41,442,906	14.9

		Energy: 7.0%
138,000		BP Capital Markets America, Inc., 3.000%, 02/24/2050	100,478	0.0
290,000		BP Capital Markets America, Inc., 3.379%, 02/08/2061	214,933	0.1
550,000		BP Capital Markets America, Inc., 3.410%, 02/11/2026	540,653	0.2
578,000		BP Capital Markets America, Inc., 3.937%, 09/21/2028	565,827	0.2
507,000	(1)	Cameron LNG LLC, 2.902%, 07/15/2031	447,021	0.2
154,000		Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	141,017	0.1
30,000		Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/2027	30,136	0.0
59,000		Chevron USA, Inc., 3.250%, 10/15/2029	56,059	0.0
1,066,000	(1)	Coterra Energy, Inc., 3.900%, 05/15/2027	1,023,078	0.4
57,000	(1)	Coterra Energy, Inc., 4.375%, 03/15/2029	55,967	0.0
351,000		Diamondback Energy, Inc., 3.500%, 12/01/2029	321,833	0.1
347,000	(2)	Diamondback Energy, Inc., 4.400%, 03/24/2051	296,276	0.1
507,000		Energy Transfer L.P., 5.300%, 04/15/2047	440,024	0.2
282,000		Energy Transfer L.P., 5.400%, 10/01/2047	247,998	0.1
1,060,000	(3)	Energy Transfer L.P., 6.500%, 12/31/2199	939,603	0.3
422,000	(3)	Energy Transfer L.P., 7.125%, 12/31/2199	363,195	0.1
560,000		Enterprise Products Operating LLC, 3.950%, 01/31/2060	444,169	0.2
511,000		Exxon Mobil Corp., 2.275%, 08/16/2026	485,137	0.2
67,000		Exxon Mobil Corp., 2.440%, 08/16/2029	60,341	0.0
94,000		Exxon Mobil Corp., 2.610%, 10/15/2030	84,480	0.0
152,000		Exxon Mobil Corp., 2.995%, 08/16/2039	124,381	0.0
840,000		Exxon Mobil Corp., 4.227%, 03/19/2040	795,469	0.3
377,000		Hess Corp., 4.300%, 04/01/2027	367,837	0.1
648,000		Hess Corp., 5.600%, 02/15/2041	632,559	0.2
777,000		Kinder Morgan, Inc., 3.600%, 02/15/2051	573,706	0.2
313,000		Marathon Petroleum Corp., 4.750%, 09/15/2044	276,388	0.1
409,000		Marathon Petroleum Corp., 5.000%, 09/15/2054	368,381	0.1
285,000		MPLX L.P., 1.750%, 03/01/2026	257,078	0.1
299,000		MPLX L.P., 2.650%, 08/15/2030	249,878	0.1

Date: 08/19/2022 04:04 AM	Project: Form Type:
Client: __	File: tm2223733d7_invstgrdecrdit.htm Type: Pg: 6 of 16

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
346,000		MPLX L.P., 4.000%, 02/15/2025	$341,720	0.1
125,000		MPLX L.P., 4.700%, 04/15/2048	105,348	0.0
908,000		MPLX L.P., 5.200%, 03/01/2047	825,069	0.3
273,000		MPLX L.P., 5.200%, 12/01/2047	246,172	0.1
288,000		MPLX L.P., 5.500%, 02/15/2049	267,780	0.1
409,000		Occidental Petroleum Corp., 6.125%, 01/01/2031	415,389	0.2
111,000		ONEOK Partners L.P., 6.125%, 02/01/2041	105,954	0.0
271,000		Phillips 66, 0.900%, 02/15/2024	258,220	0.1
479,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.550%, 12/15/2029	422,503	0.2
50,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.300%, 01/31/2043	37,782	0.0
80,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.500%, 12/15/2026	78,690	0.0
117,000		Plains All American Pipeline L.P. / PAA Finance Corp., 5.150%, 06/01/2042	98,478	0.0
937,000		Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	902,110	0.3
189,000		Sabine Pass Liquefaction LLC, 5.875%, 06/30/2026	195,607	0.1
179,000		Shell International Finance BV, 2.875%, 11/26/2041	138,904	0.1
406,000		Shell International Finance BV, 3.000%, 11/26/2051	304,937	0.1
668,000		Shell International Finance BV, 4.000%, 05/10/2046	596,454	0.2
205,000		Shell International Finance BV, 4.125%, 05/11/2035	195,540	0.1
127,000		Targa Resources Corp., 5.200%, 07/01/2027	127,661	0.1
183,000		Targa Resources Corp., 6.250%, 07/01/2052	183,898	0.1
598,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.000%, 01/15/2032	512,857	0.2
380,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.000%, 01/15/2028	362,334	0.1
308,000		TotalEnergies Capital International SA, 2.829%, 01/10/2030	279,319	0.1
208,000		TotalEnergies Capital International SA, 2.986%, 06/29/2041	164,229	0.1
189,000		Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	169,928	0.1
535,000		Williams Cos, Inc./The, 4.550%, 06/24/2024	539,720	0.2
412,000		Williams Cos, Inc./The, 5.100%, 09/15/2045	384,675	0.1
671,000		Williams Partners L.P., 3.750%, 06/15/2027	641,336	0.2
			19,406,516	7.0

		Financial: 32.3%
600,000	(3)	ABN AMRO Bank NV, 4.400%, 03/27/2028	595,549	0.2
124,000		Alleghany Corp., 3.250%, 08/15/2051	90,355	0.0
983,000		Alleghany Corp., 3.625%, 05/15/2030	920,798	0.3
426,000		Allstate Corp., 5.350%, 06/01/2033	450,964	0.2
354,000		American Campus Communities Operating Partnership L.P., 2.250%, 01/15/2029	328,106	0.1
89,000		American Campus Communities Operating Partnership L.P., 2.850%, 02/01/2030	84,556	0.0
249,000		American Express Co., 4.050%, 05/03/2029	244,326	0.1
1,803,000		American Homes 4 Rent L.P., 4.250%, 02/15/2028	1,723,709	0.6
642,000		American International Group, Inc., 3.900%, 04/01/2026	630,123	0.2
300,000		American Tower Corp., 3.600%, 01/15/2028	280,796	0.1
208,000	(2)	American Tower Corp., 3.650%, 03/15/2027	197,713	0.1
369,000		American Tower Corp., 4.050%, 03/15/2032	336,715	0.1
151,000		American Tower Corp., 4.400%, 02/15/2026	150,288	0.1
155,000	(1)	Antares Holdings L.P., 2.750%, 01/15/2027	123,917	0.0
47,000	(1)	Antares Holdings L.P., 3.750%, 07/15/2027	39,557	0.0
743,000	(1),(3)	ASB Bank Ltd., 5.284%, 06/17/2032	735,921	0.3
379,000		Assurant, Inc., 3.700%, 02/22/2030	337,423	0.1
420,000	(1)	Aviation Capital Group LLC, 1.950%, 09/20/2026	357,225	0.1
292,000	(1)	Aviation Capital Group LLC, 3.875%, 05/01/2023	289,583	0.1
283,000	(1)	Aviation Capital Group LLC, 4.375%, 01/30/2024	278,118	0.1
227,000	(1)	Avolon Holdings Funding Ltd., 2.125%, 02/21/2026	196,522	0.1
236,000	(1)	Avolon Holdings Funding Ltd., 2.528%, 11/18/2027	192,581	0.1
244,000	(1)	Avolon Holdings Funding Ltd., 2.875%, 02/15/2025	224,736	0.1
636,000	(1)	Avolon Holdings Funding Ltd., 4.250%, 04/15/2026	589,775	0.2
600,000	(3)	Banco Santander SA, 4.750%, 12/31/2199	492,115	0.2

Date: 08/19/2022 04:04 AM	Project: Form Type:
Client: __	File: tm2223733d7_invstgrdecrdit.htm Type: Pg: 7 of 16

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
400,000	(3)	Banco Santander SA, 7.500%, 12/31/2199	$392,500	0.1
428,000	(3)	Bank of America Corp., 0.976%, 04/22/2025	402,937	0.1
310,000	(3)	Bank of America Corp., 0.981%, 09/25/2025	287,131	0.1
824,000	(3)	Bank of America Corp., 1.658%, 03/11/2027	739,867	0.3
1,307,000	(3)	Bank of America Corp., 1.898%, 07/23/2031	1,045,746	0.4
1,114,000	(3)	Bank of America Corp., 2.015%, 02/13/2026	1,045,459	0.4
76,000	(3)	Bank of America Corp., 2.087%, 06/14/2029	65,154	0.0
482,000	(3)	Bank of America Corp., 2.299%, 07/21/2032	389,986	0.1
251,000	(3)	Bank of America Corp., 2.592%, 04/29/2031	213,099	0.1
48,000	(3)	Bank of America Corp., 2.676%, 06/19/2041	34,606	0.0
1,154,000	(3)	Bank of America Corp., 2.687%, 04/22/2032	969,832	0.3
931,000	(3)	Bank of America Corp., 2.972%, 02/04/2033	793,994	0.3
529,000	(3)	Bank of America Corp., 3.194%, 07/23/2030	474,694	0.2
300,000	(3)	Bank of America Corp., 3.419%, 12/20/2028	279,651	0.1
476,000	(3)	Bank of America Corp., 3.705%, 04/24/2028	454,208	0.2
831,000	(3)	Bank of America Corp., 3.846%, 03/08/2037	719,212	0.3
437,000	(3)	Bank of America Corp., 4.078%, 04/23/2040	385,041	0.1
252,000	(3)	Bank of America Corp., 4.083%, 03/20/2051	217,805	0.1
489,000		Bank of America Corp., 4.250%, 10/22/2026	482,479	0.2
629,000	(3)	Bank of America Corp., 4.271%, 07/23/2029	605,066	0.2
1,248,000	(3)	Bank of America Corp., 4.571%, 04/27/2033	1,216,036	0.4
429,000		Bank of America Corp., 6.110%, 01/29/2037	462,294	0.2
349,000	(3)	Bank of America Corp., 6.125%, 12/31/2199	337,439	0.1
438,000		Bank of Montreal, 3.700%, 06/07/2025	434,737	0.2
842,000	(3)	Bank of New York Mellon Corp./The, 4.289%, 06/13/2033	824,663	0.3
220,000	(3)	Bank of Nova Scotia/The, 3.625%, 10/27/2081	166,627	0.1
1,230,000	(3)	Bank of Nova Scotia/The, 4.588%, 05/04/2037	1,132,291	0.4
190,000		Berkshire Hathaway Finance Corp., 3.850%, 03/15/2052	163,005	0.1
116,000		Berkshire Hathaway Finance Corp., 4.400%, 05/15/2042	109,466	0.0
494,000	(1)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	393,067	0.1
599,000	(1)	Blackstone Holdings Finance Co. LLC, 2.850%, 08/05/2051	409,257	0.1
372,000	(1)	Blackstone Holdings Finance Co. LLC, 3.200%, 01/30/2052	271,540	0.1
226,000	(1)	Blackstone Private Credit Fund, 4.000%, 01/15/2029	185,419	0.1
1,133,000	(1),(3)	BPCE SA, 2.045%, 10/19/2027	1,000,304	0.4
498,000		Camden Property Trust, 2.800%, 05/15/2030	440,072	0.2
282,000		Canadian Imperial Bank of Commerce, 3.600%, 04/07/2032	256,289	0.1
301,000	(3)	Capital One Financial Corp., 2.636%, 03/03/2026	284,584	0.1
318,000	(3)	Capital One Financial Corp., 3.273%, 03/01/2030	281,699	0.1
1,094,000	(3)	Capital One Financial Corp., 5.268%, 05/10/2033	1,075,572	0.4
244,000		Charles Schwab Corp./The, 2.450%, 03/03/2027	227,749	0.1
160,000		Charles Schwab Corp./The, 2.900%, 03/03/2032	141,042	0.1
228,000	(3)	Citigroup, Inc., 0.776%, 10/30/2024	217,505	0.1
228,000	(3)	Citigroup, Inc., 3.070%, 02/24/2028	211,666	0.1
177,000	(3)	Citigroup, Inc., 3.106%, 04/08/2026	170,133	0.1
264,000	(3)	Citigroup, Inc., 4.412%, 03/31/2031	252,421	0.1
925,000		Citigroup, Inc., 4.450%, 09/29/2027	906,684	0.3
210,000	(1)	CNO Global Funding, 2.650%, 01/06/2029	183,164	0.1
250,000	(1),(3)	Cooperatieve Rabobank UA, 3.758%, 04/06/2033	225,880	0.1
750,000		Cooperatieve Rabobank UA, 4.375%, 08/04/2025	744,835	0.3
347,000	(1)	Corebridge Financial, Inc., 3.850%, 04/05/2029	320,992	0.1
1,051,000	(1)	Corebridge Financial, Inc., 3.900%, 04/05/2032	943,916	0.3
177,000	(1)	Corebridge Financial, Inc., 4.350%, 04/05/2042	151,287	0.1
162,000	(1)	Corebridge Financial, Inc., 4.400%, 04/05/2052	135,430	0.0
677,000	(1),(3)	Credit Agricole SA, 4.750%, 12/31/2199	527,834	0.2
766,000	(1),(3)	Credit Suisse Group AG, 5.250%, 12/31/2199	593,639	0.2
412,000		CubeSmart L.P., 2.500%, 02/15/2032	335,062	0.1
530,000	(1)	Danske Bank A/S, 4.375%, 06/12/2028	501,926	0.2
232,000	(3)	Deutsche Bank AG/New York NY, 3.742%, 01/07/2033	169,112	0.1
599,000	(1)	Empower Finance 2020 L.P., 1.357%, 09/17/2027	516,011	0.2

Date: 08/19/2022 04:04 AM	Project: Form Type:
Client: __	File: tm2223733d7_invstgrdecrdit.htm Type: Pg: 8 of 16

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
608,000	(3)	Enstar Finance LLC, 5.500%, 01/15/2042	$497,984	0.2
301,000		Extra Space Storage L.P., 3.900%, 04/01/2029	282,168	0.1
515,000		Goldman Sachs Capital I, 6.345%, 02/15/2034	546,739	0.2
205,000		Goldman Sachs Group, Inc., 6.450%, 05/01/2036	222,466	0.1
723,000		Goldman Sachs Group, Inc., 6.750%, 10/01/2037	801,883	0.3
35,000	(3)	Goldman Sachs Group, Inc./The, 2.383%, 07/21/2032	28,337	0.0
189,000		Goldman Sachs Group, Inc./The, 2.988%, (US0003M + 1.750%), 10/28/2027	186,988	0.1
308,000		Goldman Sachs Group, Inc./The, 3.500%, 04/01/2025	302,321	0.1
35,000		Goldman Sachs Group, Inc./The, 6.250%, 02/01/2041	38,858	0.0
675,000	(1)	Hartford Financial Services Group, Inc./The, 3.536%, (US0003M + 2.125%), 02/12/2067	534,442	0.2
283,000		Hartford Financial Services Group, Inc./The, 5.950%, 10/15/2036	309,000	0.1
914,000	(3)	HSBC Holdings PLC, 1.589%, 05/24/2027	804,248	0.3
745,000	(3)	HSBC Holdings PLC, 2.013%, 09/22/2028	637,867	0.2
220,000	(3)	HSBC Holdings PLC, 2.999%, 03/10/2026	209,671	0.1
359,000	(3)	HSBC Holdings PLC, 4.755%, 06/09/2028	349,324	0.1
639,000	(3)	Huntington Bancshares, Inc./OH, 5.023%, 05/17/2033	637,717	0.2
559,000	(3)	ING Groep NV, 4.017%, 03/28/2028	532,859	0.2
236,000		Intercontinental Exchange, Inc., 2.100%, 06/15/2030	198,171	0.1
409,000		Intercontinental Exchange, Inc., 4.600%, 03/15/2033	408,584	0.1
865,000		Intercontinental Exchange, Inc., 4.950%, 06/15/2052	856,958	0.3
224,000	(1),(3)	Intesa Sanpaolo SpA, 4.198%, 06/01/2032	164,280	0.1
397,000		Invitation Homes Operating Partnership L.P., 2.000%, 08/15/2031	305,819	0.1
535,000		Invitation Homes Operating Partnership L.P., 2.300%, 11/15/2028	450,484	0.2
125,000		Invitation Homes Operating Partnership L.P., 2.700%, 01/15/2034	96,358	0.0
425,000		Invitation Homes Operating Partnership L.P., 4.150%, 04/15/2032	386,316	0.1
2,052,000	(3)	JPMorgan Chase & Co., 0.969%, 06/23/2025	1,920,054	0.7
1,110,000	(3)	JPMorgan Chase & Co., 1.040%, 02/04/2027	983,507	0.4
988,000	(3)	JPMorgan Chase & Co., 1.470%, 09/22/2027	867,232	0.3
974,000	(3)	JPMorgan Chase & Co., 1.953%, 02/04/2032	779,373	0.3
326,000	(3)	JPMorgan Chase & Co., 2.069%, 06/01/2029	280,663	0.1
253,000	(3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	225,138	0.1
2,497,000	(3)	JPMorgan Chase & Co., 2.301%, 10/15/2025	2,380,379	0.9
40,000	(3)	JPMorgan Chase & Co., 2.525%, 11/19/2041	28,678	0.0
202,000	(3)	JPMorgan Chase & Co., 2.545%, 11/08/2032	168,035	0.1
449,000	(3)	JPMorgan Chase & Co., 2.595%, 02/24/2026	427,282	0.2
700,000	(3)	JPMorgan Chase & Co., 2.947%, 02/24/2028	649,096	0.2
389,000	(3)	JPMorgan Chase & Co., 3.109%, 04/22/2041	302,179	0.1
405,000	(3)	JPMorgan Chase & Co., 3.109%, 04/22/2051	297,632	0.1
389,000	(3)	JPMorgan Chase & Co., 3.157%, 04/22/2042	302,792	0.1
328,000	(3)	JPMorgan Chase & Co., 3.845%, 06/14/2025	325,083	0.1
161,000	(3)	JPMorgan Chase & Co., 3.964%, 11/15/2048	136,782	0.0
795,000	(3)	JPMorgan Chase & Co., 4.452%, 12/05/2029	775,205	0.3
1,353,000	(3)	JPMorgan Chase & Co., 4.565%, 06/14/2030	1,329,499	0.5
594,000	(1)	KKR Group Finance Co. XII LLC, 4.850%, 05/17/2032	587,171	0.2
823,000	(1)	Liberty Mutual Group, Inc., 4.300%, 02/01/2061	558,418	0.2
317,000	(1)	Liberty Mutual Group, Inc., 5.500%, 06/15/2052	300,750	0.1
459,000		Life Storage L.P., 2.400%, 10/15/2031	365,803	0.1
517,000	(3)	Lloyds Banking Group PLC, 2.438%, 02/05/2026	489,651	0.2
106,000	(3)	Lloyds Banking Group PLC, 3.870%, 07/09/2025	104,786	0.0
712,000	(1)	LSEGA Financing PLC, 1.375%, 04/06/2026	640,175	0.2
200,000	(1)	LSEGA Financing PLC, 3.200%, 04/06/2041	156,811	0.1
733,000		Main Street Capital Corp., 3.000%, 07/14/2026	640,553	0.2
60,000		Mid-America Apartments L.P., 2.750%, 03/15/2030	52,327	0.0
295,000		Mid-America Apartments L.P., 3.600%, 06/01/2027	283,824	0.1
487,000		Mid-America Apartments L.P., 4.200%, 06/15/2028	476,978	0.2
200,000		Mid-America Apartments L.P., 4.300%, 10/15/2023	201,234	0.1
356,000	(3)	Morgan Stanley, 0.731%, 04/05/2024	347,195	0.1
330,000	(3)	Morgan Stanley, 0.791%, 01/22/2025	312,187	0.1

Date: 08/19/2022 04:04 AM	Project: Form Type:
Client: __	File: tm2223733d7_invstgrdecrdit.htm Type: Pg: 9 of 16

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
366,000	(3)	Morgan Stanley, 0.985%, 12/10/2026	$324,823	0.1
1,894,000	(3)	Morgan Stanley, 1.512%, 07/20/2027	1,664,495	0.6
480,000	(3)	Morgan Stanley, 1.593%, 05/04/2027	426,909	0.2
495,000	(3)	Morgan Stanley, 1.928%, 04/28/2032	393,032	0.1
842,000	(3)	Morgan Stanley, 2.188%, 04/28/2026	789,320	0.3
908,000	(3)	Morgan Stanley, 2.239%, 07/21/2032	736,543	0.3
128,000	(3)	Morgan Stanley, 2.475%, 01/21/2028	116,460	0.0
372,000	(3)	Morgan Stanley, 2.511%, 10/20/2032	307,810	0.1
657,000	(3)	Morgan Stanley, 2.630%, 02/18/2026	627,637	0.2
649,000	(3)	Morgan Stanley, 2.720%, 07/22/2025	625,875	0.2
1,740,000	(3)	Morgan Stanley, 3.622%, 04/01/2031	1,599,926	0.6
680,000	(3)	Morgan Stanley, 3.737%, 04/24/2024	677,922	0.2
203,000	(3)	Morgan Stanley, 4.210%, 04/20/2028	198,658	0.1
2,569,000	(3)	Morgan Stanley, 5.297%, 04/20/2037	2,490,549	0.9
345,000	(1),(3)	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 5.875%, 05/23/2042	347,964	0.1
375,000	(3)	NatWest Group PLC, 4.269%, 03/22/2025	371,468	0.1
432,000		Old Republic International Corp., 3.850%, 06/11/2051	326,996	0.1
1,363,000	(3)	PartnerRe Finance B LLC, 4.500%, 10/01/2050	1,139,906	0.4
403,000		Realty Income Corp., 3.950%, 08/15/2027	393,521	0.1
220,000		Realty Income Corp., 4.875%, 06/01/2026	224,648	0.1
80,000	(2)	Royal Bank of Canada, 3.625%, 05/04/2027	77,609	0.0
337,000		Royal Bank of Canada, 4.650%, 01/27/2026	340,375	0.1
900,000	(1),(3)	Societe Generale SA, 2.797%, 01/19/2028	804,408	0.3
552,000	(1),(3)	Societe Generale SA, 3.337%, 01/21/2033	452,254	0.2
584,000	(1),(3)	Standard Chartered PLC, 3.971%, 03/30/2026	571,634	0.2
1,029,000	(2),(3)	State Street Corp., 2.623%, 02/07/2033	878,696	0.3
201,000	(1)	Swiss Re Treasury US Corp., 4.250%, 12/06/2042	186,362	0.1
374,000	(1)	Teachers Insurance & Annuity Association of America, 3.300%, 05/15/2050	286,172	0.1
273,000		Toronto-Dominion Bank/The, 2.800%, 03/10/2027	255,655	0.1
685,000	(2)	Toronto-Dominion Bank/The, 4.108%, 06/08/2027	677,947	0.2
175,000		Toronto-Dominion Bank/The, 4.456%, 06/08/2032	173,208	0.1
669,000		Truist Financial Corp., 2.479%, (US0003M + 0.650%), 03/15/2028	608,523	0.2
42,000	(3)	Truist Financial Corp., 5.100%, 12/31/2199	38,220	0.0
1,085,000		UBS AG, 5.125%, 05/15/2024	1,084,783	0.4
1,063,000	(1),(3)	UBS Group AG, 4.375%, 12/31/2199	780,348	0.3
632,000	(1),(3)	UBS Group AG, 4.751%, 05/12/2028	626,079	0.2
621,000	(3)	UBS Group AG, 5.125%, 12/31/2199	558,463	0.2
336,000	(1),(3)	UniCredit SpA, 5.459%, 06/30/2035	271,559	0.1
223,000		Visa, Inc., 4.150%, 12/14/2035	222,008	0.1
533,000		Visa, Inc., 4.300%, 12/14/2045	527,355	0.2
213,000	(3)	Wells Fargo & Co., 3.068%, 04/30/2041	165,270	0.1
945,000	(3)	Wells Fargo & Co., 4.611%, 04/25/2053	876,090	0.3
304,000	(3)	Wells Fargo & Co., 5.013%, 04/04/2051	298,982	0.1
122,000		Weyerhaeuser Co., 4.000%, 03/09/2052	101,021	0.0
648,000		XLIT Ltd., 5.500%, 03/31/2045	673,020	0.2
			89,617,404	32.3

		Industrial: 6.0%
322,000		Avnet, Inc., 5.500%, 06/01/2032	316,376	0.1
637,000		Boeing Co/The, 3.250%, 02/01/2028	569,847	0.2
157,000		Boeing Co/The, 3.850%, 11/01/2048	111,486	0.0
922,000		Boeing Co/The, 4.508%, 05/01/2023	924,534	0.3
461,000		Boeing Co/The, 4.875%, 05/01/2025	459,939	0.2
817,000		Boeing Co/The, 5.705%, 05/01/2040	763,475	0.3
325,000		Boeing Co/The, 5.805%, 05/01/2050	299,092	0.1
149,000		Boeing Co/The, 5.930%, 05/01/2060	135,995	0.1
325,000		Burlington Northern Santa Fe LLC, 4.375%, 09/01/2042	307,662	0.1
204,000		Burlington Northern Santa Fe LLC, 4.400%, 03/15/2042	193,942	0.1
754,000		Burlington Northern Santa Fe LLC, 4.450%, 01/15/2053	730,698	0.3

Date: 08/19/2022 04:04 AM	Project: Form Type:
Client: __	File: tm2223733d7_invstgrdecrdit.htm Type: Pg: 10 of 16

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
217,000		Burlington Northern Santa Fe LLC, 4.900%, 04/01/2044	$218,516	0.1
268,000		Burlington Northern Santa Fe LLC, 5.150%, 09/01/2043	278,510	0.1
388,000	(1)	Cellnex Finance Co. SA, 3.875%, 07/07/2041	267,024	0.1
418,000		CSX Corp., 4.650%, 03/01/2068	380,203	0.1
771,000		FedEx Corp., 3.875%, 08/01/2042	657,255	0.2
100,000		FedEx Corp., 3.900%, 02/01/2035	89,224	0.0
132,000		FedEx Corp., 4.100%, 04/15/2043	113,124	0.0
141,000		Fortune Brands Home & Security, Inc., 4.500%, 03/25/2052	109,203	0.0
185,000		GE Capital Funding LLC, 4.050%, 05/15/2027	182,228	0.1
692,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	647,207	0.2
142,000		Jabil, Inc., 4.250%, 05/15/2027	137,922	0.1
446,000		John Deere Capital Corp., 3.350%, 04/18/2029	428,152	0.2
471,000	(2)	Norfolk Southern Corp., 3.000%, 03/15/2032	425,165	0.2
365,000		Norfolk Southern Corp., 3.950%, 10/01/2042	318,951	0.1
234,000		Norfolk Southern Corp., 4.550%, 06/01/2053	221,727	0.1
504,000	(2)	Parker-Hannifin Corp., 4.250%, 09/15/2027	500,867	0.2
317,000		Raytheon Technologies Corp., 3.200%, 03/15/2024	314,307	0.1
2,000		Raytheon Technologies Corp., 3.650%, 08/16/2023	1,999	0.0
301,000		Raytheon Technologies Corp., 4.350%, 04/15/2047	279,222	0.1
147,000		Raytheon Technologies Corp., 4.450%, 11/16/2038	140,473	0.1
427,000		Raytheon Technologies Corp., 4.500%, 06/01/2042	407,942	0.1
30,000		Raytheon Technologies Corp., 4.800%, 12/15/2043	29,276	0.0
208,000		Republic Services, Inc., 2.900%, 07/01/2026	198,941	0.1
472,000	(1)	Siemens Financieringsmaatschappij NV, 2.875%, 03/11/2041	367,395	0.1
550,000	(1)	SMBC Aviation Capital Finance DAC, 1.900%, 10/15/2026	467,791	0.2
327,000		Sonoco Products Co., 2.850%, 02/01/2032	273,386	0.1
384,000		Teledyne Technologies, Inc., 1.600%, 04/01/2026	346,184	0.1
85,000		Trane Technologies Global Holding Co. Ltd., 3.750%, 08/21/2028	80,345	0.0
114,000		Trane Technologies Luxembourg Finance SA, 3.500%, 03/21/2026	110,994	0.0
1,456,000		Trane Technologies Luxembourg Finance SA, 3.550%, 11/01/2024	1,435,642	0.5
132,000		Union Pacific Corp., 3.375%, 02/14/2042	110,137	0.0
261,000		Union Pacific Corp., 3.500%, 02/14/2053	213,228	0.1
225,000		Union Pacific Corp., 3.550%, 08/15/2039	194,997	0.1
60,000		Union Pacific Corp., 3.600%, 09/15/2037	53,650	0.0
259,000		Union Pacific Corp., 3.839%, 03/20/2060	216,871	0.1
161,000		Union Pacific Corp., 4.100%, 09/15/2067	137,056	0.1
179,000		Waste Management, Inc., 2.950%, 06/01/2041	139,608	0.1
393,000		WRKCo, Inc., 3.000%, 06/15/2033	333,585	0.1
212,000		WRKCo, Inc., 4.650%, 03/15/2026	213,556	0.1
670,000		Xylem, Inc./NY, 3.250%, 11/01/2026	649,765	0.2
			16,504,674	6.0

		Technology: 6.9%
258,000		Advanced Micro Devices, Inc., 3.924%, 06/01/2032	254,186	0.1
342,000		Advanced Micro Devices, Inc., 4.393%, 06/01/2052	333,458	0.1
408,000		Apple, Inc., 2.700%, 08/05/2051	305,205	0.1
566,000		Apple, Inc., 2.850%, 08/05/2061	411,572	0.1
417,000		Apple, Inc., 3.850%, 05/04/2043	384,492	0.1
861,000		Apple, Inc., 4.250%, 02/09/2047	841,711	0.3
113,000		Apple, Inc., 4.375%, 05/13/2045	112,061	0.0
161,000		Apple, Inc., 4.500%, 02/23/2036	168,094	0.1
73,000		Apple, Inc., 4.650%, 02/23/2046	75,347	0.0
210,000	(1)	Broadcom, Inc., 2.450%, 02/15/2031	168,932	0.1
872,000	(1)	Broadcom, Inc., 3.187%, 11/15/2036	664,099	0.2
303,000	(1)	Broadcom, Inc., 3.419%, 04/15/2033	250,890	0.1
328,000	(1)	Broadcom, Inc., 4.926%, 05/15/2037	294,526	0.1
703,000		Fiserv, Inc., 3.500%, 07/01/2029	641,865	0.2
634,000		Fortinet, Inc., 1.000%, 03/15/2026	558,194	0.2
93,000		HP, Inc., 4.200%, 04/15/2032	83,128	0.0
818,000		Intel Corp., 2.800%, 08/12/2041	625,477	0.2
152,000		Intel Corp., 3.100%, 02/15/2060	108,862	0.0

Date: 08/19/2022 04:04 AM	Project: Form Type:
Client: __	File: tm2223733d7_invstgrdecrdit.htm Type: Pg: 11 of 16

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
186,000		Intel Corp., 3.200%, 08/12/2061	$136,338	0.1
180,000		Intel Corp., 3.700%, 07/29/2025	181,374	0.1
215,000		Intel Corp., 4.750%, 03/25/2050	211,482	0.1
1,265,000		International Business Machines Corp., 3.500%, 05/15/2029	1,203,612	0.4
249,000	(2)	KLA Corp., 4.650%, 07/15/2032	254,189	0.1
376,000		KLA Corp., 4.950%, 07/15/2052	378,727	0.1
253,000		KLA Corp., 5.250%, 07/15/2062	261,200	0.1
140,000	(1)	Kyndryl Holdings, Inc., 2.050%, 10/15/2026	117,953	0.0
698,000	(1)	Kyndryl Holdings, Inc., 2.700%, 10/15/2028	556,583	0.2
379,000	(1)	Kyndryl Holdings, Inc., 3.150%, 10/15/2031	280,987	0.1
5,000		Microsoft Corp., 2.525%, 06/01/2050	3,689	0.0
263,000		Microsoft Corp., 2.675%, 06/01/2060	188,976	0.1
904,000		Microsoft Corp., 2.921%, 03/17/2052	714,539	0.3
81,000		Microsoft Corp., 3.450%, 08/08/2036	76,493	0.0
1,228,000		NVIDIA Corp., 1.550%, 06/15/2028	1,076,858	0.4
933,000		NVIDIA Corp., 2.000%, 06/15/2031	793,102	0.3
285,000		NVIDIA Corp., 3.500%, 04/01/2040	249,982	0.1
101,000		NVIDIA Corp., 3.700%, 04/01/2060	85,018	0.0
105,000		NXP BV / NXP Funding LLC / NXP USA, Inc., 3.125%, 02/15/2042	76,655	0.0
366,000		NXP BV / NXP Funding LLC / NXP USA, Inc., 3.250%, 11/30/2051	254,201	0.1
495,000		NXP BV / NXP Funding LLC / NXP USA, Inc., 5.000%, 01/15/2033	483,716	0.2
427,000		Oracle Corp., 2.300%, 03/25/2028	367,792	0.1
343,000		Oracle Corp., 2.800%, 04/01/2027	313,123	0.1
299,000		Oracle Corp., 2.950%, 05/15/2025	286,617	0.1
693,000		Oracle Corp., 3.250%, 11/15/2027	639,776	0.2
241,000		Oracle Corp., 3.600%, 04/01/2050	167,857	0.1
282,000		Oracle Corp., 3.850%, 04/01/2060	193,870	0.1
80,000		Oracle Corp., 3.950%, 03/25/2051	58,882	0.0
209,000		Oracle Corp., 4.000%, 11/15/2047	155,375	0.1
568,000		Oracle Corp., 4.125%, 05/15/2045	433,051	0.2
376,000		Oracle Corp., 4.300%, 07/08/2034	328,556	0.1
433,000		Salesforce, Inc., 2.700%, 07/15/2041	335,467	0.1
183,000		Salesforce, Inc., 2.900%, 07/15/2051	138,601	0.1
273,000		Take-Two Interactive Software, Inc., 4.000%, 04/14/2032	256,586	0.1
757,000	(1)	TSMC Global Ltd., 1.250%, 04/23/2026	689,696	0.3
861,000		VMware, Inc., 1.400%, 08/15/2026	762,340	0.3
170,000		VMware, Inc., 1.800%, 08/15/2028	141,350	0.1
45,000		Workday, Inc., 3.500%, 04/01/2027	43,070	0.0
			19,179,782	6.9

		Utilities: 12.4%
113,000		AEP Transmission Co. LLC, 2.750%, 08/15/2051	79,454	0.0
752,000		Alabama Power Co., 3.000%, 03/15/2052	553,227	0.2
176,000		Alabama Power Co., 3.450%, 10/01/2049	139,612	0.0
201,000		Alabama Power Co., 3.750%, 03/01/2045	166,174	0.1
33,000		Alabama Power Co., 3.850%, 12/01/2042	28,454	0.0
244,000		Alabama Power Co., 4.300%, 07/15/2048	223,818	0.1
521,000	(3)	Algonquin Power & Utilities Corp., 4.750%, 01/18/2082	434,681	0.2
282,000	(1)	Alliant Energy Finance LLC, 3.600%, 03/01/2032	255,617	0.1
234,000	(3)	American Electric Power Co., Inc., 3.875%, 02/15/2062	185,201	0.1
324,000		Appalachian Power Co., 3.400%, 06/01/2025	320,204	0.1
147,000		Appalachian Power Co., 4.500%, 03/01/2049	131,928	0.0
295,000		Avangrid, Inc., 3.150%, 12/01/2024	288,374	0.1
495,000	(1)	Berkshire Hathaway Energy Co., 4.600%, 05/01/2053	475,481	0.2
1,302,000	(3)	CMS Energy Corp., 4.750%, 06/01/2050	1,144,093	0.4
322,000		Commonwealth Edison Co., 3.800%, 10/01/2042	278,146	0.1
237,000		Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	220,549	0.1
250,000		Dominion Energy, Inc., 3.071%, 08/15/2024	244,270	0.1
6,000		Duke Energy Carolinas LLC, 3.700%, 12/01/2047	5,094	0.0
29,000		Duke Energy Carolinas LLC, 3.750%, 06/01/2045	24,343	0.0
188,000		Duke Energy Carolinas LLC, 3.875%, 03/15/2046	165,896	0.1
281,000		Duke Energy Carolinas LLC, 4.000%, 09/30/2042	250,120	0.1

Date: 08/19/2022 04:04 AM	Project: Form Type:
Client: __	File: tm2223733d7_invstgrdecrdit.htm Type: Pg: 12 of 16

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
358,000		Duke Energy Carolinas LLC, 4.250%, 12/15/2041	$330,654	0.1
227,000		Duke Energy Carolinas LLC, 6.450%, 10/15/2032	255,271	0.1
899,000		Duke Energy Corp., 2.550%, 06/15/2031	747,812	0.3
88,000		Duke Energy Corp., 3.150%, 08/15/2027	83,196	0.0
231,000		Duke Energy Florida LLC, 2.400%, 12/15/2031	197,783	0.1
61,000		Duke Energy Florida LLC, 4.200%, 07/15/2048	55,742	0.0
435,000		Duke Energy Indiana LLC, 3.250%, 10/01/2049	337,333	0.1
296,000		Duke Energy Ohio, Inc., 3.700%, 06/15/2046	248,120	0.1
216,000		Duke Energy Ohio, Inc., 4.300%, 02/01/2049	196,484	0.1
529,000		Duke Energy Progress LLC, 4.100%, 05/15/2042	479,447	0.2
559,000		Duke Energy Progress LLC, 4.100%, 03/15/2043	502,560	0.2
336,000		Duke Energy Progress LLC, 4.150%, 12/01/2044	301,250	0.1
364,000		Duke Energy Progress LLC, 4.200%, 08/15/2045	331,589	0.1
57,000		Entergy Arkansas LLC, 2.650%, 06/15/2051	39,626	0.0
174,000		Entergy Arkansas LLC, 3.350%, 06/15/2052	137,742	0.0
43,000		Entergy Arkansas LLC, 4.000%, 06/01/2028	42,193	0.0
137,000		Entergy Arkansas LLC, 4.200%, 04/01/2049	126,573	0.0
194,000		Entergy Gulf States Louisiana LLC, 5.590%, 10/01/2024	200,501	0.1
302,000		Entergy Louisiana LLC, 0.620%, 11/17/2023	291,081	0.1
20,000		Entergy Louisiana LLC, 3.250%, 04/01/2028	18,820	0.0
176,000		Entergy Louisiana LLC, 4.000%, 03/15/2033	167,603	0.1
57,000		Entergy Louisiana LLC, 4.050%, 09/01/2023	57,298	0.0
241,000		Entergy Louisiana LLC, 4.200%, 09/01/2048	221,679	0.1
1,221,000		Entergy Louisiana LLC, 4.950%, 01/15/2045	1,166,759	0.4
417,000		Entergy Louisiana LLC, 5.400%, 11/01/2024	431,215	0.2
102,000		Entergy Mississippi LLC, 3.500%, 06/01/2051	82,562	0.0
182,000		Entergy Mississippi LLC, 3.850%, 06/01/2049	156,466	0.1
222,000		Essential Utilities, Inc., 5.300%, 05/01/2052	225,791	0.1
1,169,000		Eversource Energy, 1.400%, 08/15/2026	1,045,379	0.4
422,000		Eversource Energy, 2.900%, 03/01/2027	396,535	0.1
875,000		Exelon Corp., 4.950%, 06/15/2035	855,209	0.3
72,000		Florida Power & Light Co., 2.875%, 12/04/2051	53,697	0.0
210,000		Florida Power & Light Co., 5.400%, 09/01/2035	224,763	0.1
127,000		Florida Power & Light Co., 5.650%, 02/01/2037	139,343	0.0
289,000		Georgia Power Co., 4.300%, 03/15/2043	250,611	0.1
197,000		Georgia Power Co., 4.700%, 05/15/2032	197,782	0.1
84,000		Georgia Power Co., 5.125%, 05/15/2052	83,480	0.0
210,000		Iberdrola International BV, 5.810%, 03/15/2025	222,573	0.1
147,000		Indiana Michigan Power Co., 3.850%, 05/15/2028	142,408	0.0
194,000		Indiana Michigan Power Co., 6.050%, 03/15/2037	212,751	0.1
405,000		IPALCO Enterprises, Inc., 3.700%, 09/01/2024	400,779	0.1
394,000		IPALCO Enterprises, Inc., 4.250%, 05/01/2030	366,373	0.1
440,000	(1)	Metropolitan Edison Co., 4.000%, 04/15/2025	433,367	0.2
362,000		MidAmerican Energy Co., 4.250%, 05/01/2046	338,947	0.1
715,000		MidAmerican Energy Co., 4.400%, 10/15/2044	680,679	0.2
224,000		Mississippi Power Co., 4.250%, 03/15/2042	195,751	0.1
94,000		Mississippi Power Co., 4.750%, 10/15/2041	87,405	0.0
302,000	(1)	Monongahela Power Co., 3.550%, 05/15/2027	287,569	0.1
225,000		National Rural Utilities Cooperative Finance Corp., 2.750%, 04/15/2032	196,187	0.1
210,000		National Rural Utilities Cooperative Finance Corp., 3.050%, 04/25/2027	202,055	0.1
267,000		National Rural Utilities Cooperative Finance Corp., 4.023%, 11/01/2032	254,856	0.1
611,000	(3)	National Rural Utilities Cooperative Finance Corp., 5.250%, 04/20/2046	562,821	0.2
669,000	(1)	New York State Electric & Gas Corp., 3.250%, 12/01/2026	644,475	0.2
969,000		NextEra Energy Capital Holdings, Inc., 1.498%, (SOFRRATE + 0.400%), 11/03/2023	955,276	0.3
831,000		NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	750,136	0.3
322,000		NextEra Energy Capital Holdings, Inc., 4.450%, 06/20/2025	324,547	0.1
296,000		NextEra Energy Capital Holdings, Inc., 5.000%, 07/15/2032	303,526	0.1
195,000		Northern States Power Co/MN, 4.500%, 06/01/2052	192,628	0.1
143,000		NSTAR Electric Co., 4.550%, 06/01/2052	139,532	0.0

Date: 08/19/2022 04:04 AM	Project: Form Type:
Client: __	File: tm2223733d7_invstgrdecrdit.htm Type: Pg: 13 of 16

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
205,000		Pacific Gas and Electric Co., 3.250%, 06/01/2031	$165,787	0.1
303,000		Pacific Gas and Electric Co., 4.300%, 03/15/2045	220,791	0.1
334,000		Pacific Gas and Electric Co., 4.450%, 04/15/2042	251,368	0.1
693,000		PacifiCorp, 4.100%, 02/01/2042	616,785	0.2
303,000		PacifiCorp, 4.150%, 02/15/2050	273,958	0.1
379,000		PECO Energy Co., 2.850%, 09/15/2051	278,876	0.1
218,000		Piedmont Natural Gas Co., Inc., 3.350%, 06/01/2050	162,921	0.1
206,000		Piedmont Natural Gas Co., Inc., 3.600%, 09/01/2025	202,485	0.1
257,000		Piedmont Natural Gas Co., Inc., 5.050%, 05/15/2052	252,029	0.1
149,000		Public Service Co. of New Hampshire, 3.600%, 07/01/2049	124,691	0.0
373,000		Public Service Co. of Oklahoma, 2.200%, 08/15/2031	311,399	0.1
339,000		Public Service Co. of Oklahoma, 3.150%, 08/15/2051	249,504	0.1
150,000		Public Service Electric and Gas Co., 3.000%, 05/15/2027	144,673	0.1
310,000	(2)	Public Service Electric and Gas Co., 3.100%, 03/15/2032	285,125	0.1
1,019,000		Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	851,344	0.3
180,000		Sempra Energy, 3.700%, 04/01/2029	169,217	0.1
1,156,000	(3)	Sempra Energy, 4.125%, 04/01/2052	929,384	0.3
1,306,000		South Jersey Industries, Inc., 5.020%, 04/15/2031	1,164,481	0.4
65,000		Southern California Edison Co., 3.650%, 02/01/2050	49,812	0.0
368,000		Southern California Edison Co., 4.050%, 03/15/2042	303,969	0.1
235,000		Southern California Edison Co., 4.125%, 03/01/2048	193,800	0.1
229,000		Southern Co. Gas Capital Corp., 4.400%, 05/30/2047	200,276	0.1
804,000	(3)	Southern Co/The, 4.000%, 01/15/2051	722,780	0.3
165,000		Tucson Electric Power Co., 4.000%, 06/15/2050	139,707	0.0
104,000		Union Electric Co., 2.150%, 03/15/2032	86,495	0.0
725,000		Virginia Electric and Power Co., 3.800%, 04/01/2028	709,301	0.3
434,000	(1)	Vistra Operations Co. LLC, 5.125%, 05/13/2025	429,981	0.2
215,000		Wisconsin Power and Light Co., 3.000%, 07/01/2029	198,579	0.1
425,000		Xcel Energy, Inc., 4.600%, 06/01/2032	421,908	0.1
			34,300,752	12.4

		Total Corporate Bonds/Notes
		(Cost $290,952,967)	265,015,507	95.6

U.S. TREASURY OBLIGATIONS: 2.1%
		U.S. Treasury Bonds: 0.7%
1,130,400		2.250%,02/15/2052	930,637	0.3
988,000		3.250%,05/15/2042	964,535	0.4
			1,895,172	0.7

		U.S. Treasury Notes: 1.4%
562,000		2.500%,05/31/2024	556,973	0.2
1,431,000		2.625%,05/31/2027	1,404,113	0.5
331,400		2.750%,05/31/2029	324,927	0.1
362,000		2.875%,06/15/2025	360,586	0.1
374,200		2.875%,05/15/2032	370,048	0.1
942,000		3.250%,06/30/2027	951,273	0.4
			3,967,920	1.4

		Total U.S. Treasury Obligations
		(Cost $5,749,127)	5,863,092	2.1

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: 0.2%
		Utilities: 0.2%
20,000	(4),(5)	Southern Company	437,060	0.2

		Total Preferred Stock
		(Cost $500,000)	437,060	0.2

		Total Long-Term Investments
		(Cost $297,202,094)	271,315,659	97.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.6%
		Repurchase Agreements: 1.6%
1,046,144	(6)	Bank of America Inc., Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $1,046,188, collateralized by various U.S. Government Agency Obligations, 1.000%-8.500%, Market Value plus accrued interest $1,067,067, due 01/20/24-06/20/52)	1,046,144	0.4

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Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
309,910	(6) Citigroup, Inc., Repurchase Agreement dated 06/30/22, 1.50%, due 07/01/22 (Repurchase Amount $309,923, collateralized by various U.S. Government Securities, 1.875%-3.250%, Market Value plus accrued interest $316,108, due 06/30/24-05/15/52)	$309,910	0.1
1,046,144	(6) Daiwa Capital Markets, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $1,046,188, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,067,067, due 07/31/22-07/01/52)	1,046,144	0.4
1,046,144	(6) RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $1,046,188, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.875%, Market Value plus accrued interest $1,067,067, due 08/16/22-05/20/52)	1,046,144	0.3
1,046,144	(6) Truist Securities Inc., Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $1,046,188, collateralized by various U.S. Government/U.S. Government Agency Obligations, 3.250%-5.500%, Market Value plus accrued interest $1,067,070, due 06/30/27-07/01/52)	1,046,144	0.4

	Total Repurchase Agreements

	Total Short-Term Investments
	(Cost $4,494,486)	4,494,486	1.6

	Total Investments in Securities (Cost $301,696,580)	$275,810,145	99.5
	Assets in Excess of Other Liabilities	1,452,772	0.5
	Net Assets	$277,262,917	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of June 30, 2022.
(4)	Preferred Stock may be called prior to convertible date.
(5)	Non-income producing security.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Reference Rate Abbreviations:
SOFRRATE	1-day Secured Overnight Financing Rate
US0003M	3-month LIBOR

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Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Preferred Stock	$437,060	$–	$–	$437,060
Corporate Bonds/Notes	–	265,015,507	–	265,015,507
U.S. Treasury Obligations	–	5,863,092	–	5,863,092
Short-Term Investments	–	4,494,486	–	4,494,486
Total Investments, at fair value	$437,060	$275,373,085	$–	$275,810,145
Other Financial Instruments+
Futures	187,626	–	–	187,626
Total Assets	$624,686	$275,373,085	$–	$275,997,771
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(1,606)	$–	$(1,606)
Futures	(196,039)	–	–	(196,039)
Total Liabilities	$(196,039)	$(1,606)	$–	$(197,645)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2022, the following futures contracts were outstanding for Voya Investment Grade Credit Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	59	09/21/22	$6,993,344	$(17,405)
U.S. Treasury 2-Year Note	95	09/30/22	19,951,484	(91,979)
U.S. Treasury Ultra Long Bond	6	09/21/22	926,062	15,081
			$27,870,890	$(94,303)
Short Contracts:
U.S. Treasury 5-Year Note	(12)	09/30/22	(1,347,000)	(26,648)
U.S. Treasury Long Bond	(19)	09/21/22	(2,633,875)	(60,007)
U.S. Treasury Ultra 10-Year Note	(113)	09/21/22	(14,393,375)	172,545
			$(18,374,250)	$85,890

Currency Abbreviations
USD	-	United States Dollar

Date: 08/19/2022 04:04 AM	Project: Form Type:
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Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $302,085,950.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$465,979
Gross Unrealized Depreciation	(26,752,190)
Net Unrealized Depreciation	$(26,286,211)